UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ABFC Trust, Series 2006-OPT3, Class A3B, 0.35%, 11/25/36 (a)	USD 25,996	$13,973,996
ACAS CLO Ltd., Series 2013-1A, Class D, 4.09%, 4/20/25 (a)(b)	2,500	2,312,500
Adirondack Park CLO Ltd. (a)(b):
Series 2013-1A, Class D, 3.92%, 4/15/24	3,250	3,071,250
Series 2013-1A, Class E, 4.92%, 4/15/24	2,000	1,780,000
ALM V Ltd., Series 2012-5A, Class C, 4.77%, 2/13/23 (a)(b)	4,000	3,970,000
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.03%, 5/10/25 (a)(b)	1,000	955,750
Apidos CLO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)	1,000	913,100
ARES XXVI CLO Ltd., Series 2013-1A, Class D, 4.06%, 4/15/25 (a)(b)	2,000	1,902,260
Atrium CDO Corp. (a)(b):
Series 10A, Class D, 3.78%, 7/16/25	1,000	932,000
Series 10A, Class E, 4.78%, 7/16/25	2,000	1,711,000
Benefit Street Partners CLO II, Ltd., Series 2013, Class II A-C, 3.78%, 7/15/24 (a)(b)	1,000	964,300
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.77%, 10/15/23 (a)(b)	2,750	2,620,282
BlueMountain CLO Ltd., Series 2013-1A, Class C, 3.67%, 5/15/25 (a)(b)	1,000	928,050
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.27%, 4/17/25 (a)(b)	1,250	1,134,000
Carlyle Global Market Strategies CLO Ltd. (a)(b):
Series 2012-4A, Class D, 4.77%, 1/20/25	1,350	1,350,000
Series 2013-2A, Class D, 4.02%, 4/18/25	1,250	1,190,625
Carrington Mortgage Loan Trust (a):
Series 2006-FRE2, Class A2, 0.31%, 10/25/36	8,211	4,409,165
Series 2006-FRE2, Class A5, 0.27%, 10/25/36	8,707	4,655,643
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22 (a)(b)	2,250	2,210,625
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.51%, 8/14/24	2,000	2,005,000
Series 2013, Class B1-L, 3.93%, 4/21/25	1,000	940,000
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.67%, 9/25/35 (a)	4,800	3,838,944
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A2, 0.36%, 9/25/37 (a)	3,452	3,316,392
Credit Based Asset Servicing Trust, Series 2006-CB7, Class A4, 0.35%, 10/25/36 (a)	11,054	6,673,271
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)	2,493	2,293,561
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.27%, 7/17/23 (a)(b)	2,000	1,910,000
ECP CLO Ltd., Series 2013-5A, Class C, 3.82%, 1/20/25 (a)(b)	2,500	2,282,950
Fieldstone Mortgage Investment Trust, Series 2006-3 (a):
Class 2A3, 0.35%, 11/25/36	14,511	7,535,129
Class 2A4, 0.43%, 11/25/36	13,463	7,017,584
Flatiron CLO, Ltd., Series 2012-1A, Class C, 4.77%, 10/25/24 (a)(b)	750	749,978
Fremont Home Loan Trust (a):
Series 2006-A, Class 2A3, 0.35%, 5/25/36	28,898	13,798,998
Series 2006-D, Class 2A3, 0.34%, 11/25/36	27,134	11,220,356
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.56%, 4/25/25 (a)(b)	1,250	1,153,625
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.43%, 12/25/35	8,146	6,612,447
Series 2007-FM2, Class A2B, 0.28%, 1/25/37	10,136	5,091,832
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)	2,000	1,866,000
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.36%, 4/25/37 (a)	15,940	9,182,157
ING IM CLO Ltd. (a)(b):
Series 2013-2A, Class C, 3.77%, 4/25/25	1,000	931,500
Series 2013-2A, Class D, 5.27%, 4/25/25	500	444,000
Jamestown CLO I, Ltd., Series 2012-1A, Class C, 4.27%, 11/05/24 (a)(b)	2,550	2,470,618
Lehman XS Trust, Series 2007-1, Class 2A1, 5.82%, 2/25/37 (a)	11,888	10,367,780

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Madison Park Funding I, Ltd., Series 2012-8X, Class E, 5.62%, 4/22/22 (a)	USD	3,000	$2,796,000
Mastr Asset Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.34%, 6/25/36		14,673	7,170,618
Series 2006-WMC2, Class A5, 0.44%, 4/25/36		10,459	4,290,473
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.34%, 11/25/36 (a)		17,394	7,491,335
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, 6.01%, 10/25/36 (c)		4,148	2,307,397
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.57%, 4/12/24 (a)(b)		750	691,875
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.27%, 1/15/24 (a)(b)		1,000	967,500
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (a)(b)		750	719,175
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.27%, 11/20/23 (a)(b)		3,000	2,905,800
OZLM Funding Ltd. (a)(b):
Series 2012-2A, Class C, 4.62%, 10/30/23		2,000	1,949,800
Series 2013-4A, Class C, 3.52%, 7/22/25		1,250	1,186,375
Race Point V CLO Ltd., Series 2011-5A, Class E, 6.77%, 12/15/22 (a)(b)		1,500	1,480,500
Renaissance Home Equity Loan Trust:
Series 2007-3, Class AF2, 7.00%, 9/25/37		5,000	2,983,290
Series 2007-3, Class AF3, 7.24%, 9/25/37		10,000	5,964,580
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.59%, 9/25/47 (a)		5,000	2,618,390
Scholar Funding Trust, Series A, Class R		42	4,033,344
Tyron Park CLO, Ltd. (a)(b):
Series 2013-1A, Class C, 3.77%, 7/15/25		1,250	1,156,500
Series 2013-1A, Class D, 4.67%, 7/15/25		1,000	857,000
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.43%, 5/25/47 (a)		11,451	6,049,437
Total Asset-Backed Securities — 29.8%			210,306,057

Corporate Bonds
Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (d)		2,005	2,165,400
Airlines — 5.0%
Air Canada Pass-Through Trust (b)(d):
Series 2013-1, Class B, 5.38%, 5/15/21		3,400	3,306,500
Series 2013-1, Class C 6.63%, 5/15/18		761	762,902
American Airlines Pass-Through Trust (b):
Series 2013-1, Class C 6.13%, 7/15/18		1,500	1,447,500
Series 2013-2, Class A 4.95%, 1/15/23		3,500	3,530,625
Continental Airlines Pass-Through Trust:
Series 2003-ERJ1, Class RJO3, 7.88%, 7/02/18 (d)		8,994	9,623,624
Series 2007-1, Class B, 6.90%, 4/19/22 (d)		3,572	3,742,183
Series 2012-1, Class B Series B, 6.25%, 4/11/20		575	593,687
Series 2012-3, Class C 6.13%, 4/29/18 (d)		678	688,170
Delta Air Lines Pass-Through Trust (d):
Series 2007-1, Class B Series 071B, 8.02%, 8/10/22		2,705	2,893,924
Series 2012-1, Class B Series B, 6.88%, 5/07/19 (b)		4,823	5,124,039
US Airways Group, Inc., 6.13%, 6/01/18 (d)		865	828,237
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21 (d)		3,100	3,022,500

			35,563,891
Auto Components — 0.8%
Dana Holding Corp., 6.75%, 2/15/21 (d)		1,257	1,341,848
Gajah Tunggal Tbk PT, 7.75%, 2/06/18		2,000	2,010,000
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(d)		1,045	1,013,650
Titan International, Inc., 7.88%, 10/01/17 (b)(d)		1,500	1,593,750

			5,959,248

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Building Products — 0.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(d)	USD	375	$374,063
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(d)		1,100	1,111,000
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(d)		3,125	3,343,750
Cemex SAB de CV, 5.88%, 3/25/19 (b)		200	200,000
Texas Industries, Inc., 9.25%, 8/15/20 (d)		543	591,191
USG Corp., 9.75%, 1/15/18 (d)		572	661,375

			6,281,379
Capital Markets — 0.6%
AE-Rotor Holding BV, 4.97%, 3/28/18		2,500	2,478,875
KCG Holdings, Inc., 8.25%, 6/15/18 (b)(d)		337	327,733
Nuveen Investments, Inc. (b):
9.13%, 10/15/17		631	638,887
9.50%, 10/15/20 (d)		1,010	1,022,625

			4,468,120
Chemicals — 0.5%
Celanese US Holdings LLC, 6.63%, 10/15/18 (d)		1,555	1,659,962
LyondellBasell Industries NV, 5.75%, 4/15/24 (d)		1,200	1,345,282
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)		246	243,540
Tronox Finance LLC, 6.38%, 8/15/20 (b)		275	263,313

			3,512,097
Commercial Banks — 3.4%
CIT Group, Inc., 5.25%, 3/15/18 (d)		9,558	10,155,375
Fifth Third Bancorp, 5.10% (a)(d)(e)		5,000	4,725,000
Lloyds TSB Bank PLC, 12.00% (a)(b)(d)(e)		3,500	4,690,000
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)(d)		5,000	4,631,250

			24,201,625
Commercial Services & Supplies — 2.2%
ARAMARK Corp., 5.75%, 3/15/20 (b)(d)		672	698,880
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(d)		5,000	5,347,745
The Hertz Corp., 4.25%, 4/01/18 (b)(d)		400	398,500
UR Merger Sub Corp. (d):
8.25%, 2/01/21		4,204	4,697,970
7.63%, 4/15/22		2,440	2,720,600
West Corp., 8.63%, 10/01/18 (d)		1,346	1,463,775

			15,327,470
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)		740	740,000
Avaya, Inc. (b):
7.00%, 4/01/19 (d)		691	637,447
10.50%, 3/01/21		710	544,925
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (d)		5,000	5,712,500

			7,634,872
Construction & Engineering — 0.3%
Alam Synergy Pte, Ltd., 6.95%, 3/27/20		2,000	1,910,000
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		290	291,450

			2,201,450
Construction Materials — 1.8%
HD Supply, Inc. (d):
8.13%, 4/15/19		2,292	2,567,040
11.00%, 4/15/20		2,900	3,487,250
7.50%, 7/15/20 (b)		6,388	6,771,280

			12,825,570
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (b)(d)		2,000	2,170,000
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (d)		652	681,340
Diversified Consumer Services — 0.4%
APX Group, Inc. (b)(d):
6.38%, 12/01/19		679	662,025
8.75%, 12/01/20		968	968,000
Laureate Education, Inc., 9.25%, 9/01/19 (b)(d)		624	677,040
Rent-A-Center, Inc., 4.75%, 5/01/21 (b)(d)		349	333,295

			2,640,360
Diversified Financial Services — 5.9%
Aircastle Ltd., 6.25%, 12/01/19 (d)		624	656,760
Ally Financial, Inc., 8.00%, 11/01/31 (d)		9,315	11,271,150
Citigroup, Inc., Series D, 5.35% (a)(d)(e)		3,700	3,376,250
DPL, Inc., 6.50%, 10/15/16 (d)		638	676,280
General Motors Financial Co., Inc. (b)(d):
3.25%, 5/15/18		235	229,713

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
General Motors Financial Co., Inc. (b)(d) (concluded):
4.25%, 5/15/23	USD	326	$312,960
ING US, Inc., 5.65%, 5/15/53 (a)(b)(d)		1,090	1,024,600
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(d)		845	853,450
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)(d)		3,958	3,958,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)		10,000	11,027,000
Reynolds Group Issuer, Inc. (d):
9.88%, 8/15/19		3,278	3,540,240
5.75%, 10/15/20		4,941	5,027,467

			41,953,870
Diversified Telecommunication Services — 2.2%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (d)		834	852,765
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(d)		662	683,515
Consolidated Communications Finance Co., 10.88%, 6/01/20 (d)		1,264	1,453,600
Level 3 Communications, Inc., 8.88%, 6/01/19 (d)		1,234	1,329,635
Level 3 Financing, Inc., 8.13%, 7/01/19 (d)		7,722	8,378,370
Windstream Corp.:
7.88%, 11/01/17 (d)		2,003	2,238,352
7.75%, 10/15/20		310	330,150
6.38%, 8/01/23		470	446,500

			15,712,887
Electric Utilities — 0.3%
Star Energy Geothermal Wayang Windu, Ltd., 6.13%, 3/27/20		2,000	1,930,000
Electrical Equipment — 0.1%
General Cable Corp., 5.75%, 10/01/22 (b)(d)		657	642,218
Energy Equipment & Services — 1.0%
CGG Veritas, 6.50%, 6/01/21 (d)		2,564	2,628,100
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)(d)		798	869,820
MEG Energy Corp., 6.50%, 3/15/21 (b)(d)		1,586	1,617,720
Peabody Energy Corp. (d):
6.00%, 11/15/18		176	179,960
6.25%, 11/15/21		1,625	1,592,500

			6,888,100
Food & Staples Retailing — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,236,000
Rite Aid Corp., 6.75%, 6/15/21 (b)		506	507,265

			1,743,265
Food Products — 0.2%
Pinnacle Foods Finance LLC, 4.88%, 5/01/21 (b)(d)		395	370,312
Sun Merger Sub, Inc. (b):
5.25%, 8/01/18		596	597,490
5.88%, 8/01/21		307	307,768

			1,275,570
Health Care Equipment & Supplies — 1.5%
Biomet, Inc. (d):
6.50%, 8/01/20		5,795	6,084,750
6.50%, 10/01/20		4,234	4,345,142

			10,429,892
Health Care Providers & Services — 3.9%
CHS/Community Health Systems, Inc., 7.13%, 7/15/20 (d)		1,000	1,023,750
HCA, Inc., 6.50%, 2/15/20 (d)		10,643	11,720,604
Hologic, Inc., 6.25%, 8/01/20 (d)		3,216	3,404,940
Omnicare, Inc., 7.75%, 6/01/20 (d)		1,521	1,688,310
Tenet Healthcare Corp. (d):
6.25%, 11/01/18		6,087	6,513,090
6.75%, 2/01/20		3,171	3,155,145

			27,505,839
Hotels, Restaurants & Leisure — 7.4%
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (b)(d)		5,890	5,551,325
Diamond Resorts Corp., 12.00%, 8/15/18 (d)		620	692,850
Enterprise Inns PLC, 6.50%, 12/06/18	GBP	8,000	12,212,598
PNK Finance Corp., 6.38%, 8/01/21 (b)(f)	USD	945	952,088
Punch Taverns Finance B Ltd.:
7.37%, 6/30/22	GBP	3,432	5,260,165
Series A6 5.94%, 12/30/24		6,346	9,002,219
The Unique Pub Finance Co. PLC:
Series A3 6.54%, 3/30/21		6,000	9,145,757
Series M 7.40%, 3/28/24		6,400	9,054,482

			51,871,484
Household Durables — 0.4%
Standard Pacific Corp., 8.38%, 1/15/21 (d)	USD	2,000	2,305,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(d)		357	343,613

			2,648,613

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 2.0%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20 (d)	USD	10,336	$11,188,720
NRG Energy, Inc., 7.63%, 1/15/18 (d)		2,735	3,049,525

			14,238,245
Industrial Conglomerates — 0.2%
Sequa Corp., 7.00%, 12/15/17 (b)(d)		1,341	1,341,000
Insurance — 2.7%
Alliant Holdings I, Inc., 7.88%, 12/15/20 (b)(d)		680	693,600
American International Group, Inc., 8.18%, 5/15/58 (a)(d)		4,500	5,501,250
Genworth Holdings, Inc., 6.50%, 6/15/34 (d)		5,500	5,854,948
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(d)		1,400	1,435,000
Prudential Financial, Inc., 5.63%, 6/15/43 (a)		6,000	5,820,000

			19,304,798
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		144	142,560
VeriSign, Inc., 4.63%, 5/01/23 (b)(d)		575	552,000

			694,560
IT Services — 2.7%
Ceridian Corp. (b)(d):
8.88%, 7/15/19		2,007	2,272,928
11.00%, 3/15/21		742	849,590
Epicor Software Corp., 8.63%, 5/01/19 (d)		425	450,500
First Data Corp. (b)(d):
7.38%, 6/15/19		5,071	5,324,550
6.75%, 11/01/20		4,788	4,997,475
SunGard Data Systems, Inc., 6.63%, 11/01/19 (d)		5,003	5,190,612

			19,085,655
Machinery — 0.2%
Navistar International Corp., 8.25%, 11/01/21 (d)		779	796,528
Renaissance Acquisition Corp., 6.88%, 8/15/21 (b)		275	273,625

			1,070,153
Media — 5.7%
Cablevision Systems Corp., 5.88%, 9/15/22 (d)		700	696,500
CCO Holdings LLC, 5.13%, 2/15/23 (d)		7,029	6,431,535
Clear Channel Communications, Inc., 9.00%, 12/15/19 (d)		700	698,250
Clear Channel Worldwide Holdings, Inc. (d):
7.63%, 3/15/20		5,274	5,564,070
Series wi, 6.50%, 11/15/22		2,573	2,688,785
DISH DBS Corp. (b)(d):
4.25%, 4/01/18		1,000	982,500
5.13%, 5/01/20		5,500	5,403,750
Intelsat Jackson Holdings SA (d):
7.25%, 10/15/20		1,250	1,353,125
5.50%, 8/01/23 (b)		2,197	2,109,120
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)(d)		3,000	3,135,000
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		250	251,250
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (b)		629	633,718
Sirius XM Radio, Inc. (b)(d):
4.25%, 5/15/20		994	924,420
4.63%, 5/15/23		488	448,960
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (b)(d)		5,287	5,141,607
Univision Communications, Inc., 5.13%, 5/15/23 (b)(d)		2,093	2,051,140
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(d)		805	826,131
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(d)		980	1,029,000

			40,368,861
Metals & Mining — 1.8%
ArcelorMittal, 6.13%, 6/01/18 (d)		1,900	1,995,000
Commercial Metals Co., 4.88%, 5/15/23 (d)		984	915,120
Novelis, Inc., 8.75%, 12/15/20 (d)		7,164	7,898,310
Sparkle Assets, Ltd., 6.88%, 1/30/20		2,000	1,831,802

			12,640,232
Multiline Retail — 0.1%
Dollar General Corp., 4.13%, 7/15/17 (d)		643	680,984
Oil, Gas & Consumable Fuels — 4.2%
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	257,810
Aurora USA Oil & Gas, Inc. (b):
9.88%, 2/15/17		190	200,925
7.50%, 4/01/20		224	221,760
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		99	101,475
Chesapeake Energy Corp., 5.75%, 3/15/23 (d)		1,145	1,153,587
Continental Resources, Inc., 4.50%, 4/15/23 (d)		283	275,218

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(d)	USD	383	$381,085
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)(d)		5,020	4,794,100
Linn Energy LLC, 6.25%, 11/01/19 (b)(d)		1,647	1,548,180
Memorial Production Partners LP / Memorial Production Finance Corp., 7.63%, 5/01/21 (d)		334	323,980
MIE Holdings Corp., 6.88%, 2/06/18		2,000	1,890,318
Offshore Group Investment Ltd., 7.13%, 4/01/23 (b)		212	212,530
Pacific Drilling SA, 5.38%, 6/01/20 (b)(d)		669	655,620
Pertamina Persero PT, 5.63%, 5/20/43 (b)(d)		2,000	1,640,000
Range Resources Corp.:
5.75%, 6/01/21 (d)		2,874	3,039,255
5.00%, 8/15/22		302	305,020
Regency Energy Partners LP, 4.50%, 11/01/23 (b)		297	279,180
RKI Exploration & Production LLC / RKI Finance Corp., 8.50%, 8/01/21 (b)		303	307,545
Rosetta Resources, Inc., 5.63%, 5/01/21		286	286,000
Sabine Pass LNG LP, 6.50%, 11/01/20 (b)(d)		5,124	5,328,960
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		703	717,060
Transocean, Inc., 7.35%, 12/15/41 (d)		5,000	5,949,105

			29,868,713
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (b)(d)		427	452,620
Pharmaceuticals — 0.4%
Valeant Pharmaceuticals International, 6.75%, 8/15/21 (b)(d)		1,276	1,320,660
VPII Escrow Corp., 6.75%, 8/15/18 (b)		1,219	1,286,045

			2,606,705
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (d)		1,261	1,330,355
Real Estate Management & Development — 2.3%
Caifu Holdings, Ltd., 8.75%, 1/24/20		3,000	2,780,364
Country Garden Holdings Co., Ltd., 7.50%, 1/10/23		3,000	2,782,500
Gemdale International Investment, Ltd., 7.13%, 11/16/17		2,000	2,047,176
Kaisa Group Holdings, Ltd., 10.25%, 1/08/20		2,000	1,906,786
Lai Sun International Finance 2012, Ltd., 5.70%, 1/18/18		2,000	1,873,780
Realogy Corp. (b)(d):
3.38%, 5/01/16		454	454,000
7.88%, 2/15/19		2,600	2,821,000
Shea Homes LP, 8.63%, 5/15/19 (d)		1,505	1,655,500

			16,321,106
Road & Rail — 0.5%
The Hertz Corp., 7.38%, 1/15/21 (d)		3,075	3,382,500
Semiconductors & Semiconductor Equipment — 0.1%
NXP BV/NXP Funding LLC, 3.75%, 6/01/18 (b)(d)		1,065	1,049,025
Software — 0.8%
Infor US, Inc., 9.38%, 4/01/19 (d)		2,400	2,682,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(d)		1,605	1,564,875
Sophia LP, 9.75%, 1/15/19 (b)(d)		1,220	1,323,700

			5,570,575
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (b)(d)		623	682,185
Sally Holdings LLC, 5.75%, 6/01/22 (d)		647	672,880

			1,355,065
Textiles, Apparel & Luxury Goods — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(d)		729	729,000
Trading Companies & Distributors — 0.2%
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class B, 6.50%, 5/30/21 (b)(d)		1,492	1,518,627
Wireless Telecommunication Services — 3.9%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		3,000	2,790,000
Crown Castle International Corp., 5.25%, 1/15/23 (d)		6,565	6,318,812
Digicel Group Ltd., 6.00%, 4/15/21 (b)(d)		5,000	4,900,000
Softbank Corp., 4.50%, 4/15/20 (b)(d)		1,500	1,451,250

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Sprint Capital Corp., 6.88%, 11/15/28 (d)	USD	2,299	$2,115,080
Sprint Nextel Corp., 9.00%, 11/15/18 (b)(d)		8,131	9,635,235

			27,210,377
Total Corporate Bonds – 69.3%			489,053,716

Floating Rate Loan Interests (a)
Airlines — 0.4%
Delta Air Lines, Inc., New Term Loan B-2, 3.25%, 4/18/16		2,985	3,000,671
Auto Components — 0.3%
Federal-Mogul Corp.:
Term Loan B, 2.13% — 2.14%, 12/29/14		1,317	1,298,424
Term Loan C, 2.13% — 2.14%, 12/28/15		672	662,461

			1,960,885
Chemicals — 0.1%
AI Chem & Cy S.C.A.:
Term Loan B1, 4.50%, 10/03/19		89	89,550
Term Loan B2, 4.50%, 10/03/19		46	46,463
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		250	252,882

			388,895
Commercial Services & Supplies — 0.2%
ADS Waste Holdings, Inc., New Term Loan B, 4.25%, 10/09/19		647	651,186
ARAMARK Corp., Term Loan D, 4.00%, 9/09/19		450	454,221
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		122	122,028
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		280	281,487

			1,508,922
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc., Term Loan C, 7.25%, 1/30/19		1,493	1,523,096
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19		995	1,002,129

			2,525,225
Construction Materials — 0.1%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		497	501,840
Consumer Finance — 0.2%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,363	1,364,059
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20 (b)		600	600,300
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% — 5.25%, 1/30/20		498	499,366
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		428	424,821
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		499	500,311

			1,424,498
Diversified Financial Services — 0.3%
Kasima LLC, New Term Loan B, 3.25%, 5/14/21		2,260	2,261,424
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., Term Loan, 4.75%, 8/01/19		2,250	2,264,738
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, New Term Loan, 3.50%, 4/29/20		299	297,317
La Frontera Generation LLC, Term Loan B, 4.50%, 9/30/20		2,930	2,945,880

			3,243,197
Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		1,640	1,646,658
Food Products — 0.3%
Dole Food Co., Inc., Term Loan, 3.75% - 5.00%, 4/01/20		1,382	1,381,537
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		499	498,441

			1,879,978
Health Care Equipment & Supplies — 0.2%
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		552	555,445
Immucor, Inc., Term Loan B2, 5.00%, 8/17/18		746	752,078

			1,307,523
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.50%, 9/20/19		479	472,815
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		500	490,415

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Health Care Providers & Services (concluded)
Vanguard Health Holdings Co. II LLC, Term Loan B, 3.75%, 1/29/16	USD	80	$79,825

			1,043,055
Hotels, Restaurants & Leisure — 3.6%
Harrah’s Property Co., Mezzanine Term Loan, 3.68%, 2/13/14		4,850	4,480,187
Hilton Fort Lauderdale, Mezzanine Term Loan, 7.39%, 2/22/16		10,000	10,000,000
Hilton Hotels Corp., Mezzanine Class G, 4.69%, 11/12/15		9,103	8,977,863
MGM Resorts International, Term Loan A, 3.20%, 12/20/17		1,244	1,245,927
Station Casinos, Inc., New Term Loan B, 5.00%, 3/01/20		998	1,006,228

			25,710,205
IT Services — 0.0%
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		259	261,944
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/29/20		960	959,098
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,244	1,241,673

			2,200,771
Media — 0.6%
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		2,000	1,991,120
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		75	69,909
Term Loan D, 6.94%, 1/30/19		675	623,292
Univision Communications, Inc., Refinancing Term Loan C2, 4.50%, 3/02/20		499	500,620
Virgin Media Investment Holdings, Term Loan B, 3.50%, 6/08/20		700	699,223

			3,884,164
Metals & Mining — 0.3%
Constellium Holding Co. BV, Term Loan B, 6.00%, 3/25/20		414	425,346
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		1,332	1,341,208

			1,766,554
Multiline Retail — 0.1%
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/21/18		720	723,751
Oil, Gas & Consumable Fuels — 0.6%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		2,025	2,073,944
Power Team Services, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		693	686,400
Delayed Draw Term Loan, 0.50%, 5/06/20		87	85,800
Vantage Drilling Co., Term Loan B, 5.75%, 3/22/19		1,197	1,205,978

			4,052,122
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		746	749,981
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		653	655,743
Real Estate Management & Development — 0.1%
Realogy Corp., Extended Term Loan, 4.50%, 3/05/20		893	902,253
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 2/28/20		499	503,583
Specialty Retail — 0.2%
Moneygram International, Inc., Term Loan B, 4.25%, 3/20/20		439	441,459
Party City Holdings, Inc., Term Loan B, 4.25%, 7/29/19		995	997,179
Sprouts Farmers Markets Holdings, LLC, Term Loan, 4.50%, 4/23/20		180	180,900
SRAM LLC, Term Loan B, 4.00% – 5.25%, 4/10/20		142	141,949

			1,761,487
Wireless Telecommunication Services — 0.4%
Vodafone Americas Finance 2, Inc., PIK Term Loan, 6.88%, 8/11/15 (b)(g)		3,050	3,050,000
Total Floating Rate Loan Interests – 10.4%			73,144,426

Foreign Agency Obligations
Slovenia Government Bond, Series RS65, 4.38%, 4/02/14	EUR	2,650	3,560,681
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(d)	USD	766	726,107

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Sri Lanka Government International Bond, 5.88%, 7/25/22	USD	3,000	$2,880,000
Total Foreign Agency Obligations – 1.0%			7,166,788

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 28.9%
Alternative Loan Trust:
Series 2005-61, Class 2A1 0.47%, 12/25/35 (a)		5,097	4,025,521
Series 2005-9CB, Class 1A3 0.64%, 5/25/35 (a)		8,658	6,692,349
Series 2006-40T1, Class 2A5 0.59%, 12/25/36 (a)		4,246	1,646,738
Series 2006-4CB, Class 2A6, 5.50%, 4/25/36		5,526	4,969,157
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		5,673	3,801,494
Series 2006-J8, Class A5, 6.00%, 2/25/37		3,452	2,458,715
Series 2006-OA10, Class 2A1, 0.38%, 8/25/46 (a)		5,025	3,291,697
Series 2006-OC2, Class 2A3, 0.48%, 2/25/36 (a)		6,730	4,088,941
Series 2007-12T1, Class A22 5.75%, 6/25/37		9,848	7,886,604
Series 2007-12T1, Class A5, 6.00%, 6/25/37		4,779	3,888,312
Series 2007-23CB, Class A1, 6.00%, 9/25/37		14,935	11,974,823
Series 2007-4CB, Class 1A3 0.54%, 4/25/37 (a)		9,458	6,458,330
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.09%, 11/25/46 (a)		7,907	4,171,993
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.38%, 5/25/47 (a)		5,622	3,582,752
AyT Hipotecario Mixto III Fondo de Titulizacion de Activos, Series M3, Class A, 0.34%, 3/21/38 (a)	EUR	9,750	10,051,745
Banc of America Funding Trust (a):
Series 2006-G, Class 2A1 0.41%, 7/20/36	USD	3,631	3,224,570
Series 2006-G, Class 2A4 0.48%, 7/20/36		9,500	7,863,663
CHL Mortgage Pass-Through Trust:
Series 2005-HYB9, Class 2A1 2.81%, 2/20/36 (a)		12,122	9,641,052
Series 2006-13, Class 1A19 6.25%, 9/25/36		7,353	6,459,944
Series 2006-9, Class A2 6.00%, 5/25/36		4,081	3,803,788
Series 2007-2, Class A16 6.00%, 3/25/37		6,621	5,973,960
Series 2007-3, Class A30 5.75%, 4/25/37		5,933	5,270,616
Series 2007-J2, Class 2A1 0.84%, 7/25/37 (a)		9,596	6,414,570
Series 2007-J2, Class 2A8 6.00%, 7/25/37		5,299	4,270,374
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 21A2 5.50%, 11/25/35		8,079	7,252,856
Series 2006-AR7, Class 2A3A 4.32%, 11/25/36 (a)		11,272	7,440,284
Countrywide Alternative Loan Trust:
Series 2005-86CB, Class A8 5.50%, 2/25/36		3,282	3,028,383
Series 2007-22, Class 2A16 6.50%, 9/25/37		15,646	11,985,429
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1 2.85%, 5/25/35		4,884	4,498,473
Series 2005-AR6, Class 2A1 2.66%, 9/25/35		3,780	3,716,086
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A1, 0.37%, 4/25/37 (a)		9,162	7,862,084
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.42%, 5/26/37 (a)(b)		22,266	11,852,412
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.79%, 8/25/36 (a)		9,625	3,978,289
WaMu Mortgage Pass Through Certificates, Series 2005-AR1, Class A1A, 0.51%, 1/25/45 (a)		4,770	4,308,418
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.93%, 5/25/47 (a)		7,615	6,252,707

			204,087,129
Commercial Mortgage-Backed Securities — 12.7%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.25%, 2/10/51 (a)		5,000	5,202,965
CD 2007-CD5 Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (a)		3,372	3,285,505
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.19%, 3/15/18 (a)(b)		6,000	6,029,400
Epic Value Retail Ltd., Series VRET, Class B, 0.55%, 7/26/19 (a)		EUR 4,000	5,168,356

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Trust, Series 2006-GG6, Class AJ, 5.63%, 4/10/38 (a)(d)	USD	5,000	$5,029,015
JPMorgan Chase Commercial Mortgage Securities Trust (a):
Series 2007-CB20, Class AJ 6.07%, 2/12/51 (d)		5,000	5,107,675
Series 2007-CB20, Class B 6.17%, 2/12/51 (b)		1,000	965,136
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ 5.88%, 6/15/38 (a)(d)		5,000	5,160,495
Series 2007-C1, Class AJ 5.48%, 2/15/40		2,000	1,985,746
Series 2007-C2, Class AM 5.49%, 2/15/40 (a)(d)		5,000	5,189,260
Series 2007-C7, Class AJ 6.30%, 9/15/45 (a)(d)		5,000	4,923,595
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 0.72%, 10/15/15 (a)	GBP	4,968	7,355,410
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AJ, 5.76%, 2/12/39 (a)(d)	USD	6,000	6,198,888
Morgan Stanley Capital I Trust (a)(d):
Series 2007-HQ11, Class AJ 5.51%, 2/12/44		5,000	5,221,000
Series 2007-T25, Class AJ 5.57%, 11/12/49		5,000	4,988,710
Talisman Finance PLC, Series 6, Class A, 0.40%, 10/22/16 (a)	EUR	7,205	8,722,735
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 5.92%, 2/15/51 (a)(d)	USD	9,000	8,650,620

			89,184,511
Total Non-Agency Mortgage-Backed Securities – 41.6%			293,271,640

Preferred Securities

Capital Trusts
Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(d)(e)		3,067	2,856,144
Commercial Banks — 4.1%
BNP Paribas SA, 7.20% (a)(b)(d)(e)		7,500	7,541,250
BPCE SA, 12.50% (a)(b)(d)(e)		5,100	6,304,875
Northgroup Preferred Capital Corp., 6.38% (a)(b)(d)(e)		5,000	5,062,500
Wachovia Capital Trust III, 5.57% (a)(d)(e)		10,000	9,775,000

			28,683,625
Diversified Financial Services — 1.4%
General Electric Capital Corp., Series B, 6.25% (a)(d)(e)		5,000	5,200,000
JPMorgan Chase & Co., Series Q, 5.15% (a)(d)(e)		5,500	5,101,250

			10,301,250
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(d)(e)		7,500	7,171,875
Insurance — 6.6%
AXA SA, 6.46% (a)(b)(d)(e)		10,000	9,975,000
Genworth Holdings, Inc., 6.15%, 11/15/66 (a)(d)		10,000	8,825,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)(d)		10,000	15,250,000
Sompo Japan Insurance, Inc., 5.33%, 3/28/73 (a)(b)(d)		6,000	5,925,366
XL Group PLC, Series E, 6.50% (a)(d)(e)		6,500	6,386,250

			46,361,616
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(d)		3,248	3,621,520
Total Capital Trusts – 14.0%			98,996,030

Preferred Stocks	Shares
Aerospace & Defense — 0.5%
United Technologies Corp., 7.50%		50,000	3,206,500
Capital Markets — 0.5%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)		160,000	3,795,200
Real Estate Investment Trusts (REITs) — 2.0%
Firstar Realty LLC, 8.88% (a)(b)		10,000	12,293,750

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Preferred Securities	Shares		Value
Preferred Stocks (concluded)
Real Estate Investment Trusts (REITs) (concluded)
Suntrust Real Estate Investment Corp., 9.00% (b)		15	$1,594,894
Total Preferred Stocks – 3.0%			20,890,344
Total Preferred Securities – 17.0%			119,886,374

US Government Sponsored Agency Securities	Par (000)
Mortgage-Backed Securities — 9.3%
Fannie Mae Mortgage-Backed Securities, 3.00%, 1/01/43 - 08/15/43(d)(h)	USD	67,640	65,603,840
Total US Government Sponsored Agency Securities – 9.3%			65,603,840
Total Long-Term Investments (Cost – $1,287,664,712) – 178.4%			1,258,432,841
Short-term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (i)(j)		2,364,387	2,364,387
Total Short-Term Securities (Cost – $2,364,387) – 0.3%			2,364,387
Total Investments Before TBA Sale Commitments (Cost – $1,290,029,099*) – 178.7%			1,260,797,228

TBA Sale Commitments (h)	Par (000)
Fannie Mae Mortgage-Backed Securities, MBS, TBA, 3.00%, 8/15/43		67,600	(65,424,691)
Total TBA Sale Commitments (Proceeds – $65,268,625) – (9.3)%			(65,424,691)
Total Investments – 169.4%			1,195,372,537
Liabilities in Excess of Other Assets – (69.4)%			(489,878,493)

Net Assets – 100.0%			$705,494,044

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,290,029,099

Gross unrealized appreciation	$5,001,233
Gross unrealized depreciation	(34,233,104)

Net unrealized depreciation	$(29,231,871)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	All or a portion of securities have been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Chase & Co	$952,088	$6,400

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	$193,979	$(896)
JPMorgan Chase & Co	$32,588,543	$251,168
RBS Securities, Inc.	$193,979	$4,369

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 27, 2013[1]	Net Activity	Shares Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class.	—	2,364,387	2,364,387	$25,136

[1]	Commencement of Operations

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro
	GBP	British Pound
	REMIC	Real Estate Mortgage Investment Conduit
	TBA	To Be Announced
	USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays PLC	0.45%	4/02/13	Open	$9,562,500	$9,576,963
UBS AG	0.45%	4/02/13	Open	7,068,750	7,079,442
Barclays PLC	0.45%	4/03/13	Open	5,250,000	5,257,875
Barclays PLC	0.45%	4/03/13	Open	5,692,500	5,701,039
Barclays PLC	0.45%	4/03/13	Open	9,387,500	9,401,581
Deutsche Bank AG	0.55%	4/05/13	Open	647,000	648,166
Deutsche Bank AG	0.55%	4/05/13	Open	662,000	663,193
Deutsche Bank AG	0.55%	4/05/13	Open	176,000	176,317
Deutsche Bank AG	0.55%	4/05/13	Open	5,009,000	5,018,030
Deutsche Bank AG	0.55%	4/05/13	Open	623,000	624,123
UBS AG	0.40%	4/05/13	Open	4,606,250	4,612,289
UBS AG	0.40%	4/05/13	Open	1,293,000	1,294,695
UBS AG	0.50%	4/05/13	Open	7,059,375	7,070,945
UBS AG	0.55%	4/05/13	Open	1,776,500	1,779,703
UBS AG	0.55%	4/05/13	Open	9,127,890	9,144,346
UBS AG	0.55%	4/05/13	Open	876,250	877,830
UBS AG	0.55%	4/05/13	Open	9,086,393	9,102,773
UBS AG	0.55%	4/05/13	Open	4,857,431	4,866,188
UBS AG	0.60%	4/05/13	Open	2,800,781	2,806,289
Credit Suisse Group AG	0.20%	4/09/13	Open	5,860,000	5,863,711
Deutsche Bank AG	0.55%	4/09/13	Open	14,186,000	14,210,707
Deutsche Bank AG	0.55%	4/09/13	Open	10,878,000	10,896,946
Deutsche Bank AG	0.55%	4/09/13	Open	4,963,000	4,971,644
UBS AG	0.50%	4/09/13	Open	6,041,348	6,050,913
UBS AG	0.50%	4/09/13	Open	8,025,000	8,037,706
Deutsche Bank AG	0.40%	4/11/13	Open	4,551,000	4,556,663
Deutsche Bank AG	0.55%	4/11/13	Open	3,111,000	3,116,323
Deutsche Bank AG	0.55%	4/12/13	Open	3,121,125	3,126,418
Deutsche Bank AG	0.55%	4/12/13	Open	5,036,670	5,045,211

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	0.45%	4/26/13	Open	$5,280,000	$5,286,402
Deutsche Bank AG	0.45%	4/26/13	Open	1,470,000	1,471,782
Deutsche Bank AG	0.55%	4/30/13	Open	11,007,840	11,023,480
Deutsche Bank AG	0.55%	4/30/13	Open	2,782,500	2,786,453
Deutsche Bank AG	0.55%	5/06/13	Open	3,380,875	3,385,369
UBS AG	0.55%	5/06/13	Open	10,722,823	10,737,075
Barclays PLC	0.60%	5/07/13	Open	6,425,494	6,434,704
Deutsche Bank AG	0.55%	5/07/13	Open	2,535,155	2,538,486
Deutsche Bank AG	0.55%	5/07/13	Open	2,496,000	2,499,279
Deutsche Bank AG	0.55%	5/08/13	Open	4,625,000	4,631,006
Deutsche Bank AG	0.55%	5/09/13	Open	4,692,240	4,698,262
Deutsche Bank AG	0.55%	5/09/13	Open	2,130,040	2,132,774
Deutsche Bank AG	0.55%	5/09/13	Open	4,780,417	4,786,552
Deutsche Bank AG	0.55%	5/09/13	Open	4,435,220	4,440,912
Deutsche Bank AG	0.32%	5/10/13	Open	708,550	709,073
Deutsche Bank AG	0.50%	5/10/13	Open	2,082,694	2,085,095
Deutsche Bank AG	0.50%	5/10/13	Open	2,128,187	2,130,641
Barclays PLC	0.40%	5/13/13	Open	5,962,500	5,967,800
Barclays PLC	0.40%	5/13/13	Open	6,105,000	6,110,427
Deutsche Bank AG	0.55%	5/13/13	Open	9,200,000	9,211,244
Deutsche Bank AG	0.55%	5/13/13	Open	3,123,750	3,127,568
Deutsche Bank AG	0.55%	5/13/13	Open	6,252,255	6,259,897
Deutsche Bank AG	0.55%	5/13/13	Open	7,895,745	7,905,395
Deutsche Bank AG	0.55%	5/13/13	Open	5,882,500	5,889,690
Deutsche Bank AG	0.55%	5/13/13	Open	5,562,500	5,569,299
Barclays PLC	0.40%	5/13/13	Open	6,277,500	6,283,080
Barclays PLC	0.40%	5/14/13	Open	6,306,250	6,311,786
Deutsche Bank AG	0.55%	5/15/13	Open	1,127,825	1,129,169
Deutsche Bank AG	0.55%	5/15/13	Open	1,271,215	1,272,730
Deutsche Bank AG	0.55%	5/15/13	Open	2,385,000	2,387,842
Deutsche Bank AG	0.55%	5/15/13	Open	1,498,669	1,500,455
Deutsche Bank AG	0.55%	5/16/13	Open	5,865,000	5,871,900
Deutsche Bank AG	0.55%	5/16/13	Open	2,165,051	2,167,598
Deutsche Bank AG	0.55%	5/16/13	Open	3,139,290	3,142,983
Barclays PLC	0.60%	5/17/13	Open	2,137,160	2,139,867
Barclays PLC	0.60%	5/17/13	Open	1,256,730	1,258,322
Barclays PLC	0.60%	5/17/13	Open	2,609,420	2,612,725
Barclays PLC	0.60%	5/17/13	Open	2,202,110	2,204,899
Barclays PLC	0.60%	5/17/13	Open	2,869,790	2,873,425
Barclays PLC	0.60%	5/17/13	Open	1,538,020	1,539,968
Barclays PLC	0.60%	5/17/13	Open	1,263,960	1,265,561
Barclays PLC	0.60%	5/17/13	Open	2,066,620	2,069,238
Barclays PLC	0.60%	5/17/13	Open	1,268,800	1,270,407
Barclays PLC	0.60%	5/17/13	Open	1,261,640	1,263,238
Barclays PLC	0.60%	5/17/13	Open	1,379,520	1,381,267
Barclays PLC	0.60%	5/17/13	Open	1,383,100	1,384,852
Barclays PLC	0.60%	5/17/13	Open	3,196,700	3,200,749
Barclays PLC	0.60%	5/17/13	Open	1,534,610	1,536,554
Barclays PLC	0.60%	5/17/13	Open	1,464,850	1,466,705
Barclays PLC	0.60%	5/17/13	Open	1,272,380	1,273,992
Barclays PLC	0.60%	5/17/13	Open	2,496,390	2,499,552
Barclays PLC	0.60%	5/17/13	Open	952,260	953,466
Barclays PLC	0.60%	5/17/13	Open	885,770	886,892
Barclays PLC	0.60%	5/17/13	Open	798,870	799,882

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays PLC	0.60%	5/17/13	Open	$807,840	$808,863
Barclays PLC	0.60%	5/17/13	Open	1,003,040	1,004,311
Barclays PLC	0.60%	5/17/13	Open	952,150	953,356
Barclays PLC	0.60%	5/17/13	Open	995,880	997,141
Barclays PLC	0.60%	5/17/13	Open	797,000	798,010
Barclays PLC	0.60%	5/17/13	Open	824,620	825,665
Barclays PLC	0.60%	5/17/13	Open	1,036,490	1,037,803
Credit Suisse Group AG	0.40%	5/17/13	Open	2,764,134	2,766,468
Credit Suisse Group AG	0.65%	5/17/13	Open	1,541,394	1,543,509
Credit Suisse Group AG	0.65%	5/17/13	Open	1,502,735	1,504,797
Deutsche Bank AG	0.55%	5/17/13	Open	3,787,000	3,791,397
Deutsche Bank AG	0.55%	5/17/13	Open	4,500,000	4,505,225
Deutsche Bank AG	0.55%	5/17/13	Open	1,586,000	1,587,842
Deutsche Bank AG	0.58%	5/17/13	Open	641,000	641,816
Deutsche Bank AG	0.58%	5/17/13	Open	732,000	732,896
Deutsche Bank AG	0.58%	5/17/13	Open	640,000	640,784
Deutsche Bank AG	0.58%	5/17/13	Open	637,000	637,780
Deutsche Bank AG	0.58%	5/17/13	Open	613,000	613,751
Deutsche Bank AG	0.58%	5/17/13	Open	636,000	636,779
Deutsche Bank AG	0.58%	5/17/13	Open	625,000	625,765
Deutsche Bank AG	0.58%	5/17/13	Open	639,000	639,782
Deutsche Bank AG	0.58%	5/17/13	Open	630,000	630,771
Deutsche Bank AG	0.58%	5/17/13	Open	627,000	627,768
Deutsche Bank AG	0.58%	5/17/13	Open	613,000	613,751
Deutsche Bank AG	0.58%	5/17/13	Open	654,000	654,801
Deutsche Bank AG	0.58%	5/17/13	Open	638,000	638,781
Deutsche Bank AG	0.58%	5/17/13	Open	547,000	547,670
Deutsche Bank AG	0.58%	5/17/13	Open	533,000	533,653
Deutsche Bank AG	0.58%	5/17/13	Open	546,000	546,669
Deutsche Bank AG	0.58%	5/17/13	Open	703,000	703,861
Deutsche Bank AG	0.58%	5/17/13	Open	634,000	634,776
Deutsche Bank AG	0.58%	5/17/13	Open	500,000	500,612
Deutsche Bank AG	0.58%	5/20/13	Open	358,000	358,421
Deutsche Bank AG	0.58%	5/20/13	Open	369,000	369,434
Deutsche Bank AG	0.58%	5/20/13	Open	376,000	376,442
Deutsche Bank AG	0.58%	5/20/13	Open	1,219,000	1,220,434
Deutsche Bank AG	0.58%	5/20/13	Open	349,000	349,410
Deutsche Bank AG	0.58%	5/20/13	Open	418,000	418,492
Deutsche Bank AG	0.58%	5/20/13	Open	432,000	432,508
Deutsche Bank AG	0.58%	5/20/13	Open	408,000	408,480
Deutsche Bank AG	0.58%	5/20/13	Open	1,564,000	1,565,839
Deutsche Bank AG	0.58%	5/20/13	Open	2,894,000	2,897,404
Deutsche Bank AG	0.58%	5/20/13	Open	1,794,000	1,796,110
Deutsche Bank AG	0.58%	5/20/13	Open	2,732,000	2,735,213
Deutsche Bank AG	0.58%	5/20/13	Open	958,000	959,127
Deutsche Bank AG	0.58%	5/20/13	Open	876,000	877,030
Deutsche Bank AG	0.58%	5/20/13	Open	415,000	415,488
Deutsche Bank AG	0.58%	5/20/13	Open	767,000	767,902
Barclays PLC	0.60%	5/21/13	Open	4,392,500	4,397,771
Barclays PLC	0.60%	5/21/13	Open	1,891,549	1,893,819
Deutsche Bank AG	0.58%	5/21/13	Open	4,484,375	4,489,577
Barclays PLC	0.60%	5/24/13	Open	1,278,230	1,279,700
Deutsche Bank AG	0.58%	5/29/13	Open	635,700	636,355
Barclays PLC	0.50%	5/30/13	Open	4,162,500	4,166,142

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Reverse repurchase agreements outstanding as of July 31, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	0.55%	5/30/13	Open	$999,000	$999,962
Deutsche Bank AG	0.55%	5/31/13	Open	4,427,000	4,431,193
Deutsche Bank AG	0.55%	5/31/13	Open	3,616,000	3,619,425
Deutsche Bank AG	0.55%	5/31/13	Open	7,513,245	7,520,362
Deutsche Bank AG	0.55%	6/03/13	Open	209,000	209,188
Deutsche Bank AG	0.55%	6/03/13	Open	595,000	595,536
Deutsche Bank AG	0.55%	6/03/13	Open	286,000	286,258
Deutsche Bank AG	0.55%	6/03/13	Open	776,000	776,700
Barclays PLC	0.60%	6/04/13	Open	653,366	653,998
Barclays PLC	0.60%	6/04/13	Open	326,209	326,524
Deutsche Bank AG	0.55%	6/04/13	Open	4,616,000	4,620,090
Barclays PLC	0.60%	6/05/13	Open	308,796	309,089
Barclays PLC	0.60%	6/12/13	Open	437,000	437,364
Barclays PLC	0.75%	6/12/13	Open	4,412,701	4,417,298
UBS AG	0.55%	6/13/13	Open	2,728,162	2,730,205
UBS AG	0.55%	6/13/13	Open	1,417,813	1,418,874
Deutsche Bank AG	0.55%	6/14/13	Open	616,000	616,452
Deutsche Bank AG	0.55%	6/24/13	Open	3,858,232	3,860,472
Deutsche Bank AG	0.55%	6/24/13	Open	5,490,762	5,493,950
Barclays PLC	0.60%	6/25/13	Open	675,967	676,384
Deutsche Bank AG	0.55%	6/25/13	Open	3,151,000	3,152,781
Credit Suisse Group AG	1.50%	7/08/13	Open	4,807,500	4,812,308
Barclays PLC	1.44%	7/12/13	Open	3,220,000	3,222,578
Barclays PLC	1.44%	7/12/13	Open	3,761,000	3,764,011
Barclays PLC	1.44%	7/12/13	Open	3,325,000	3,327,662
Barclays PLC	1.44%	7/12/13	Open	3,500,000	3,502,802
Barclays PLC	1.44%	7/12/13	Open	5,985,000	5,989,791
BNP Paribas SA	0.18%	7/15/13	Open	17,745,000	17,746,508
BNP Paribas SA	0.18%	7/15/13	Open	9,720,000	9,720,826
BNP Paribas SA	0.18%	7/15/13	Open	4,094,000	4,094,348
Deutsche Bank AG	0.58%	7/15/13	Open	602,000	602,165
Deutsche Bank AG	0.55%	7/16/13	Open	264,000	264,065
Deutsche Bank AG	0.55%	7/18/13	Open	2,483,000	2,483,531
Barclays PLC	1.44%	7/22/13	Open	3,806,000	3,807,523
Credit Suisse Group AG	1.50%	7/22/13	Open	8,050,000	8,053,354
Barclays PLC	0.60%	7/23/13	Open	298,204	298,248
Barclays PLC	0.60%	7/25/13	Open	1,780,000	1,780,208
Barclays PLC	0.60%	7/30/13	Open	4,812,979	4,813,139
Barclays PLC	0.60%	7/31/13	Open	305,249	305,254
Total				$529,209,370	$529,824,175

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD27,516,810	EUR21,026,000	Bank of America Corp.	8/22/13	$(456,964)
USD51,036,815	GBP33,820,000	Bank of America Corp.	10/22/13	(385,297)
Total				$(842,261)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	Credit default swaps - sold protection outstanding as of July 31, 2013 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America NA	12/20/17	AA	USD 10,000	$699,044
Markit CMBX North America BBB- Index, Series 6	3.00%	Bank of America NA	5/11/63	BBB-	USD 10,000	(185,769)
Total						$513,275

[1]	Using Standard & Poor’s rating of the underlying securities of the index.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$148,862,775	$61,443,282	$210,306,057
Corporate Bonds	—	489,053,716	—	489,053,716
Floating Rate Loan Interests	—	58,873,415	14,271,011	73,144,426
Foreign Agency Obligations	—	7,166,788	—	7,166,788
Non-Agency Mortgage-Backed Securities	—	281,419,228	11,852,412	293,271,640
Preferred Securities	$20,890,344	98,996,030	—	119,886,374
US Government Sponsored Agency Securities	—	65,603,840	—	65,603,840
Short-Term Securities	2,364,387	—	—	2,364,387

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Long-Term Investments: (concluded)
Liabilities:
Investments:
TBA Sale Commitments	—	(65,424,691)	—	(65,424,691)

Total:	$23,254,731	$1,084,551,101	$87,566,705	$1,195,372,537

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$699,044	—	$699,044
Liabilities:
Credit contracts	—	(185,769)	—	(185,769)
Foreign currency exchange contracts	—	(842,261)	—	(842,261)

Total	—	$(328,986)	—	$(328,986)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$353,655	—	—	$353,655
Cash pledged for financial futures contracts	2,060,750	—	—	2,060,750
Cash pledged as collateral for swaps	2,000,000	—	—	2,000,000
Liabilities
Bank overdraft	—	$(163,166)	—	(163,166)
Reverse repurchase agreements	—	(529,824,175)	—	(529,824,175)

Total	$4,414,405	$(529,987,341)	—	$(525,572,936)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

A reconciliation of Level 3 investments and is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of February 27, 2013[1]	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	$33,210	$915	$119,079	$153,204
Net realized gain (loss)	—	1,013	(295,851)	(294,838)
Net change in unrealized appreciation/depreciation[2]	(1,217,853)	12,854	(65,773)	(1,270,772)
Purchases	62,627,925	14,301,657	12,094,957	89,024,539
Sales	—	(45,428)	—	(45,428)

Closing Balance, July 31, 2013	$61,443,282	$14,271,011	$11,852,412	$87,566,705

[1]	Commencement of Operations.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $(1,270,772).

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2013	17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date: September 24, 2013